Note 7 - Balance Sheet Disclosures - Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2022	€ 3,018	[1]	€ 1,937		€ 2,235
Additions to right-of-use assets	8		1,496		15
Lease modifications	(26)
Impairment	(1,748)		0		0
Depreciation of right-of-use assets	(462)		(415)		(313)
Right-of-use assets on December 31, 2022	790		3,018	[1]	1,937
Interest expense on lease liabilities	86		56		39
Expense relating to short-term leases	129		0		0
Total cash outflow for leases	515		435		323
Buildings [member]
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2022	2,997		1,906		2,211
Additions to right-of-use assets	0		1,496		0
Lease modifications	(26)
Impairment	(1,742)
Depreciation of right-of-use assets	(451)		(405)		(305)
Right-of-use assets on December 31, 2022	778		2,997		1,906
Interest expense on lease liabilities	83		52		35
Expense relating to short-term leases	125		0		0
Total cash outflow for leases	502		423		311
Cars [member]
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2022	21		31		24
Additions to right-of-use assets	8		0		15
Lease modifications	0
Impairment	(6)
Depreciation of right-of-use assets	(11)		(10)		(8)
Right-of-use assets on December 31, 2022	12		21		31
Interest expense on lease liabilities	3		4		4
Expense relating to short-term leases	4		0		0
Total cash outflow for leases	€ 13		€ 12		€ 12

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.